CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue from Contract with Customer, Product and Service [Extensible List]	gmlp:TimeCharterMember	gmlp:TimeCharterMember	gmlp:TimeCharterMember